Long-term debt - Summary of Scheduled Debt Principal Repayments (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total payments	$ 4,662
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total payments	11,734
3-4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total payments	$ 523